Note 17 - Common Shares, Preference Shares and Dividends	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
17.	COMMON SHARES, PREFERENCE SHARES AND DIVIDENDS

Common Shares

As a result of the issuance of restricted shares and conversion of warrant shares to common shares to employees, former employees, officers, executive officers, directors and consultants during the years ended December 31, 2015, 2014 and 2013, the Company’s share capital was increased by approximately 2,214,549 common shares, 150,338 common shares and one common share, respectively (refer to Note 16).

As a result of the issuance of shares to various vendors and related parties to settle outstanding invoices or true up clauses during the year ended December 31, 2015, 2014 and 2013 the Company’s share capital was increased by approximately 3,849,982 shares 383,675 common shares and one common share respectively (refer to Note 11).

In relation to payments for the SPA for the acquisition of the Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A. during the year ended December 31, 2015, the Company’s share capital was increased by approximately 1,231,356 common shares (refer to Note 5).

As a result of the issuance of shares for warrants to third parties exercised during the year ended December 31, 2015, 2014 and 2013, the Company’s share capital was increased by approximately nil common shares, 2,983 common shares and one common share, respectively (refer to Note 18).

In relation to payments for both VAG and VPP acquisitions and related true up clauses during the year ended December 31, 2015, 2014 and 2013, the Company’s share capital was increased by approximately 2,273,546 common shares, 90,032 common shares and four common shares, respectively (refer to Notes 5 and 13).

In relation to payments for convertible notes and related true up clauses during the year ended December 31, 2015, the Company’s share capital was increased by approximately 11,525,582 common shares. In relation to payments for convertible notes and related true up clauses during the year ended December 31, 2014, the Company’s share capital was increased by approximately 296,087 common shares (refer to Notes 13).

During the year ended December 31, 2014, the Company issued 1,556 common shares to New Coal Holding LLC in respect of the true up liability (refer to Note 18).As a result of the issuance of shares to New Coal Holding LLC to settle outstanding loan obligations during the year ended December 31, 2013, the Company’s share capital was increased by approximately one common share (refer to Note 12).

For the year ended December 31, 2014, the Company issued 468 common shares to Dominion Capital L.L.C in relation to the payment of the principal and accrued interest of the notes. As a result of the issuance of shares to Dominion Capital L.L.C in relation to finance expenses derived from the debenture during the year ended December 31, 2013, the Company’s share capital was increased by approximately one common share (refer to Note 13).

As a result of the Settlement Agreements with Hanover during the year ended December 31, 2014 and 2013, the Company’s share capital was increased by approximately 2,563 common shares and one share, respectively.

In relation to advances for coal property during the year ended December 31, 2013, the Company’s share capital was increased by approximately two common shares (refer to Notes 5).

As of December 31, 2015, the Company has reserved 6,398,082,230 common shares for the conversion of notes and liabilities outstanding as short term and long term.

Preference Shares

On March 4, 2014 (the “Effective Date”), the Company entered into a Share Subscription Agreement (the “SSA”) with Ironridge Global IV, Ltd. (“Ironridge”), related to $25,000 in convertible in Series A Preference Shares ( “Series A”). Pursuant to the Certificate of Designations with respect to the Preference Shares (the “Certificate of Designations”), the Series A accrued cumulative dividends at a rate equal to 10.75% per annum, subject to adjustment as provided in the Certificate of Designations. The dividends were payable in cash or Company’s common shares at the Company’s option and upon conversion of the entire dividend amount and Series A, such dividends have a guaranteed amount of dividends, meaning that Ironridge would be entitled to for the period of seven years after the Effective Date. The Certificate of Designations also provides that, immediately upon the Effective Date, Ironridge has the right to convert the Series A into common shares at a price of $7,500,000 per common share, subject to adjustment as set forth in the Certificate of Designations, provided the respective promissory note given as consideration for the issuance of the Series A to be converted has been paid. The Company received partial consideration of $2,500 in cash at the closing of the transaction. The Series A did not have any voting rights. Series A and its guaranteed dividend is related to equity classified preference shares. The Company issued 2,750 preference shares of its designated Series A to Ironridge Global IV Ltd, for the purchase amount of $25,000. Ironridge converted 750 preference shares into common shares.

On or after seven years from the Effective Date, the Company had the right to redeem the Series A at the liquidation value of $10,000 per preference share (the “Liquidation Value”), plus accrued and unpaid dividends thereon. Prior to such time, the Company could redeem the Series A at the Liquidation Value plus the guaranteed dividends amounts, less any dividends paid (the “Early Redemption Price”). Upon certain liquidation events occurring prior to the seven year anniversary of the Effective Date, the Company would redeem the Series A at the Early Redemption Price. The Series A were redeemable at Company’s election within seven years at a price equal to $10,000 per share. During 2014, the Company issued 103,832 common shares in relation to the conversion of Series A and payment of the guaranteed dividend amount. The fair value of the shares issued for the guaranteed dividend amount is $35,052.

On December 11, 2014, the Company and Ironridge signed a settlement agreement and release (the “Settlement Agreement and Release”) whereupon the transaction described in SSA was terminated and had no further force and effect. Any share reserve accounts previously requested by Ironridge were cancelled, and the unconverted preference shares were surrendered by Ironridge.

Pursuant to the resolutions of our Board of Directors dated October 5, 2015, the Company created two classes of preference shares, designated as Series A-1 Preference Shares (“Series A-1”) consisting of 7,000 preference shares of the Company with face value of $ 10,000 per preference share and Series B Preference Shares (“Series B”) consisting of 100,000 preference shares with face value $ 1,000 per preference share.

The voting rights of the holders of the Series A-1 are limited only to two percent of the then outstanding common stock of the Company, as of such record date or at such date a vote is taken or any written consent of shareholders is solicited, as applicable, and when aggregated with the common stock owned by such individual holder of Series A-1, shall not exceed 4.99% of the then outstanding common stock. The Series A-1 is convertible in Company’s common shares equal to the face value of ten thousand dollars multiplied by the number of such Series A-1 divided by the applicable conversion price. The conversion price of Series A-1 is 300 dollars. In the event the Company issue additional common shares in a financing transaction for the sole purpose of which is to raise capital, at a price per share less than the conversion price then in effect, then the conversion price upon each such issuance shall be reduced to a price equal to the consideration paid for such additional common shares.

The voting rights of the holders of the Series B when taken in the aggregate with all holders of Series B, shall not in the aggregate excess 34.0% of the then outstanding common stock of the Company, as of such record date or at such date a vote is taken or any written consent of shareholders is solicited, as applicable, and on individual basis, the voting rights of each holder when aggregated with the common stock, if any, owned by such individual holder of Series B, shall not excess of 4.99% of the then outstanding common stock. The Series B is convertible in Company’s common shares equal to the face value of one thousand dollars multiplied by the number of such Series B divided by the applicable conversion price. The conversion price of Series B is 300 dollars. In the event the Company issue additional common shares in a financing transaction for the sole purpose of which is to raise capital, at a price per share less than the conversion price then in effect, then the conversion price upon each such issuance shall be reduced to a price equal to the consideration paid for such additional common shares.

Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after payment or provision for payment of debts and other liabilities of the Company, the holders of Series A-1 and Series B will be entitled to be paid out of the assets of the Company available for distribution to its shareholders an amount with respect to each Series A-1 equal to $10,000 plus any accrued but unpaid dividends thereon and $1,000 to each Series B.

On November 24, 2015, the Company issued 2,725 shares of Series A-1in respect of the settlement of Company’s past liabilities (refer to Note 13 and 18) and 101 shares of Series A-1 in respect of financial advisory fees to non-affililated parties, namely Network 1Financial Securities Inc., Adam Pasholk and Damon Testaverde. On December 29, 2015, the Company issued an additional one share of Series A-1 to Network 1 Financial Securities Inc.. The issuance of Series A-1 in respect of financial advisory fees, resulted in loss on extinguishment of liabilities of amount $10.

On November 24, 2015, the Company issued the aggregate of 22,586 shares of Series B to the Company’s employees, directors, officers and consultants in exchange and settlement of performance bonuses granted by the board of directors of the Company for the years 2013, 2012 and 2011 (refer to Note 16), including any obligations of the Company towards the CEO in terms of his remuneration for the years 2014 and 2015(refer to Note 16). On December 31, 2015, the Company authorized the issuance of 12,731 shares of Series B to Company’s employees, directors, officers and consultants as performance bonuses and remuneration for the policy years 2014 and 2015. Liabilities under Series B, are included in other current liabilities of consolidated balance sheets due to the guaranteed amount of payment.

If the assets of the Company will be insufficient to make payment in full to all holders of Series A-1, then such assets will be distributed among the holders of Series A-1at the time outstanding, ratably in proportion to the full amounts to which they would otherwise be respectively entitled. If the assets of the Company will be insufficient to make payment in full to all holders of Series B, then such assets will be distributed among the holders of Series B at the time outstanding, ratably in proportion to the full amounts to which they would otherwise be respectively entitled. The Company has the right, in its sole discretion and option, to redeem all or a portion of the Series A-1 and Series B, at a price per preference share equal to $10,000 and $1,000, respectively, in cash.

As of December 31, 2015, the Company has issued and outstanding of 2,827 shares of Series A-1of $10,000 each and 35,317 shares of Series B of $1,000 each.

Dividends in cash

During the years ended December 31, 2015, 2014, and 2013, the Company did not pay dividends as a result of the decision in September 2008 by the board of directors to suspend the payment of cash dividends. In addition, certain of the Company’s debt agreements contain covenants that limit its ability to pay dividends or prohibit the Company from paying dividends without the lender’s consent.

Dividends in preference shares

On November 24, 2015, the Company issued the Series A-1 which accrue cumulative dividends at a rate of 8% per annum. Dividends will be payable with respect to any Series A-1 upon any of the following: (a) redemption of such shares; (b) conversion of such shares; and (c) when, as and if otherwise declared by the Board. Any calculation of the amount of such dividends accrued and payable will be made based on a 365-day year, annually. For the year ended December 31, 2015, the Company has accrued dividends for the Series A-1 amount of $235.

During the year ended December 31, 2014, the Company paid dividends for the Series A as a result of the Ironridge conversion of preference shares. The dividends were paid in common shares and accounted for as stock dividends.

Alteration of share capital

On October 17, 2013 and on December 6, 2013, a 1 for 15 and a 1 for 3 reverse stock splits of Company’s common shares were effected respectively, after the approval by its Board of Directors and by written consent of the majority of its shareholders. The reverse stock splits consolidated every fifteen common shares and every three common shares respectively into one common share with par value of $0.01 per share. In addition, on March 6, 2014, consolidation of the Company’s common shares was effected at a ratio of a 1 for 10 after the approval by its Board of Directors and by written consent of the majority of its shareholders. Every ten common shares were consolidated into one common share, with a par value of $0.10 per share. In addition, on May 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by its Board of Directors and by written consent of the majority of its shareholders such that every 50 common shares of par value $0.10 per share were consolidated into one common share of par value of $5.00 per share. By the approval of its Board of Directors and by written consent of the majority of its shareholders, a reduction of issued share capital was effected by way of cancelling paid-up share capital to the extent of $4.99 on each issued common share, so that the par value of the common shares be reduced to $0.01; such being effective as of June 14, 2014. In addition, on July 15, 2014 consolidation of the Company’s common shares was effected at a ratio of 1 for 50 after the approval by its Board of Directors and by written consent of the majority of its shareholders. Every 50 common shares of par value of $0.01 were consolidated into one common share of par value of $0.50 per share. By the approval of its Board of Directors and by written consent of the majority of its shareholders, on October 24, 2014, a reduction in the par value of the common shares was effected from $0.50 to $0.01 by way cancelling paid-up share capital to the extent of $0.49 on each issued common share. On March 4, 2016, a consolidation of the Company’s common shares was effected at a ratio of a 1 for 300, following which a second reduction of the Company’s share capital was effected by reducing the par value of the common shares to $0.00001 by way of cancelling paid-up share capital to the extent of $0.00999 on each issued common share. There can be no assurance that the Company will not undertake further reverse splits or consolidations of its common shares subsequent to the filing of this report. With respect to the underlying common shares associated with share options and any derivative securities, such as warrants and convertible notes, as may be required by such securities where applicable, the conversion and exercise prices and number of common shares issued have been adjusted retrospectively in accordance to the 1:15 ratio, 1:3 ratio, 1:10 ratio, 1:50 ratio, 1:50 ratio and 1:300 for all periods presented. Due to such alterations in the Company's share capital numbers of common shares, earnings per share, common shares obtainable upon conversion or exercise of convertible notes, warrants and share options have been adjusted retrospectively as well, where applicable. The accompanying consolidated financial statements for the years ended December 31, 2015, 2014 and 2013 including the notes to financial statements reflect these aforementioned alterations of share capital.